QUANTIFIED GOLD FUTURES TRACKING FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 5.6%
	COMMODITY - 0.8%
3,123	SPDR Gold Shares(a),(b)			$1,343,796

	FIXED INCOME - 4.8%
80,000	iShares 0-3 Month Treasury Bond ETF(e)			8,052,800

	TOTAL EXCHANGE-TRADED FUNDS (Cost $9,382,486)			9,396,596

	PRIVATE INVESTMENT FUNDS — 12.2%
	HEDGE FUND - 3.3%
N/A	Galaxy Plus Fund LLC - Icon Market Neutral Feeder Fund(b),(f),(g)			5,585,642

	PRIVATE INVESTMENT FUNDS - 8.9%
N/A	Hyperion Fund LLC(b),(f),(h)			14,744,287

	TOTAL PRIVATE INVESTMENT FUNDS (Cost $19,536,000)			20,329,929

Principal Amount ($)		Coupon Rate (%)	Maturity
	CERTIFICATE OF DEPOSIT — 4.2%
	BANKING - 4.2%
1,000,000	Ally Bank	3.7500	09/27/27	998,201
1,000,000	Axos Bank	3.8000	04/02/27	999,253
1,000,000	Connexus Credit Union	4.0000	08/30/27	1,001,749
1,000,000	Customers Bank	4.0000	08/17/26	1,000,495
1,000,000	ESSA Bank & Trust	3.7000	09/25/26	998,834
1,000,000	Flushing Bank	4.0000	08/12/26	1,000,496
1,000,000	Texas Exchange Bank	3.6500	03/26/27	997,643
				6,996,671

	TOTAL CERTIFICATE OF DEPOSIT (Cost $7,000,000)			6,996,671

QUANTIFIED GOLD FUTURES TRACKING FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 66.4%
	MONEY MARKET FUND - 66.4%
110,817,200	Fidelity Government Portfolio, Class I, 3.52% (Cost $110,817,200)(c)			$110,817,200

Units
	COLLATERAL FOR SECURITIES LOANED — 4.3%
7,089,750	Mount Vernon Liquid Assets Portfolio, LLC, 3.78%(c),(d)			7,089,750
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $7,089,750)

	TOTAL INVESTMENTS - 92.7% (Cost $153,825,436)			$154,630,146
	OTHER ASSETS IN EXCESS OF LIABILITIES- 7.3%			12,204,795
	NET ASSETS - 100.0%			$166,834,941

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
353	COMEX Gold 100 Troy Ounces Futures(b)	06/29/2026	$166,386,550	$10,376,907
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of this investment is a holding of the GBSF Fund Ltd.
(c)	Rate disclosed is the seven-day effective yield as of March 31, 2026.
(d)	Security purchased with proceeds of securities lending collateral.
(e)	All or a portion of the security is on loan. Total loaned securities had a value of $6,945,540.
(f)	Investment is valued using net asset value per share as a practical expedient.
(g)	Galaxy Plus Fund LLC - Icon Market Neutral Feeder Fund (the “Feeder”) effectuates its trading strategy through the Galaxy Plus Fund – Icon Market Neutral Master Fund (596) LLC (the “Master Fund”). The trading strategy of the Master Fund is a highly liquid, systematic program trading futures. The Fund invests into the Feeder and then the Feeder invests in the Master.
(h)	Hyperion Fund LLC - (“Hyperion”) investment objective is to achieve capital growth through the speculative trading of financial instruments on U.S. futures exchanges. Hyperion has no unfunded commitments or redemption lock-up period, as the investment offers daily redemptions. However, Hyperion may temporarily suspend redemptions in certain limited circumstances.